Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,005,750.00
Previously Paid Amount	0.00
Total Fee Amount	47,645.29
Total Offset Amount	0.00
Net Fee	$ 47,645.29
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false